Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Schedule of Outstanding Warrants
For the Years ended December 31	2025	2024
Warrants created	7,410,000	4,060,000
Warrants available for grant	(799,400)	(669,549)
Warrants granted	6,610,600	3,390,451
Warrants terminated or lapsed	(742,077)	(404,983)
Warrants exercised	-	-
Total outstanding warrants	5,868,523	2,985,468

Schedule of Potential Shares from Outstanding Warrants
For The Years Ended December 31	2025	2024
As of January 1	2,985,468	1,637,773
Number of warrants cancelled/forfeited during the year	(480,945)	(190,305)
Number of warrants granted during the year	3,364,000	1,538,000
Number of potential shares from outstanding warrants	5,868,523	2,985,468

Schedule of Share-Based Compensation Expense Recognized In the Consolidated Statement of Profit or Loss

The share-based compensation expense recognized in the consolidated statement of profit or loss is given below:

Thousands of $ For the Years ended December 31	2025	2024	2023
Share-based compensation in consolidated statement of profit or loss	2,211	1,725	665

Schedule of Outstanding Warrants and their Exercise Price

The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:

	Warrants	Weighted average exercise price	Potential shares from exercise of warrants
Granted in 2024	1,538,000	$2.60	1,538,000
Cancelled/forfeited in 2024	(160,305)	$4.85	-
Expired in 2024	(30,000)	$46.67	-
Outstanding at December 31, 2024	2,985,468	$6.09	2,985,468
Exercisable at December 31, 2024	1,098,918	$11.26	1,098,918

Granted in 2025	3,364,000	$1.58	2,756,523
Cancelled/forfeited in 2025	(480,945)	$2.34	-
Expired in 2025	-	$-	-
Outstanding at December 31, 2025	5,868,523	$3.62	5,868,523
Exercisable at December 31, 2025	1,703,891	$7.93	1,703,891

Schedule of Outstanding Potential Shares from Warrants

The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2025 and 2024:

For the years ended December 31	2025	2024
Executive Director	3,724,925	1,289,375
Non-Executive Directors	168,000	215,875
Management team (excluding the Executive Director)	989,700	915,912
Other employees, consultants, and former service providers	985,898	564,306
Total outstanding	5,868,523	2,985,468

Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology

The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
25-Mar-23	-	30,500	€3.20	-	71.42%	2.75%	72.26	60.26
03-May-23	-	11,000	€3.30	-	73.64%	2.92%	77.01	65.01
27-Apr-23	-	25,000	€3.20	-	73.60%	3.10%	77.21	65.21
22-Jun-23	-	1,000	€3.60	-	72.54%	3.11%	81.34	69.34
30-Jun-23	-	255,000	€2.90	-	72.62%	3.09%	81.07	69.07
04-Jul-23	-	1,000	€3.00	-	72.60%	3.14%	80.94	68.94
05-Sep-23	-	500	€3.00	-	73.75%	3.23%	72.90	60.90
18-Sep-23	-	85,000	€2.78	-	73.70%	3.34%	72.48	60.48
18-Sep-23	-	37,500	€2.78	-	73.70%	3.34%	78.44	66.44
09-Nov-23	-	1,500	€3.09	-	77.60%	3.32%	52.73	40.70
09-Nov-23	-	7,500	€3.09	-	77.60%	3.32%	76.75	64.75
01-Jan-24	-	500	$3.94	-	89.60%	3.38%	61.51	49.51
01-Jan-24	-	1,500	$3.94	-	89.60%	3.38%	69.01	57.01
01-Jan-24	-	2,000	$3.94	-	89.60%	3.38%	79.51	67.51
03-Apr-24	-	1,000	$2.93	-	91.93%	4.63%	77.92	65.92
04-Jun-24	-	1,500	$2.88	-	89.67%	4.33%	76.88	64.88
22-Jun-24	-	1,470,000	$2.62	-	89.31%	4.25%	82.29	70.29
01-Jul-24	-	500	$2.39	-	88.45%	4.48%	76.50	64.50
11-Jul-24	10,000	-	$2.81	-	89.80%	4.20%	82.18	69.18
01-Aug-24	-	500	$2.70	-	89.79%	3.99%	75.99	63.99
09-Oct-24	-	500	$2.01	-	90.47%	4.06%	74.73	61.73
09-Oct-24	-	50,000	$2.01	-	90.47%	4.06%	80.73	68.73
14-Jan-25	-	1,000	$2.00	-	89.87%	4.78%	73.05	58.92
03-Apr-25	-	1,000	$1.50	-	79.93%	4.06%	71.93	58.45
03-Apr-25	-	500	$1.50	-	73.93%	4.06%	77.93	64.00
11-Apr-25	-	2,150,000	$1.47	-	79.87%	4.48%	83.67	74.87
15-Apr-25	-	300,000	$1.56	-	80.03%	4.35%	83.54	70.95
02-May-25	-	53,000	$1.74	-	79.08%	4.33%	71.49	59.91
02-May-25	-	450,000	$1.74	-	79.08%	4.33%	77.71	64.51
02-May-25	-	50,000	$1.74	-	79.08%	4.33%	83.54	70.95
07-May-25	-	75,000	$1.69	-	79.10%	4.26%	71.33	62.31
07-May-25	-	25,000	$1.69	-	79.10%	4.26%	83.33	74.31
16-May-25	-	62,500	$1.90	-	78.75%	4.43%	71.03	65.51
16-May-25	-	19,500	$1.90	-	78.75%	4.43%	77.03	64.64
27-Jun-25	20,000	30,000	$2.18	-	78.55%	4.29%	82.14	76.13
06-Jul-25	-	500	$2.21	-	78.78%	4.40%	70.32	56.88
06-Jul-25	-	125,000	$2.21	-	78.78%	4.40%	82.34	75.83
1-Nov-25	-	1,000	$4.92	-	76.68%	4.11%	80.42	67.48